Segmented information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer 1 [Member]
Statements [Line Items]
Percentage of entity's revenue	26.00%	27.00%
Customer 2 [Member]
Statements [Line Items]
Percentage of entity's revenue	9.00%	11.00%
Customer 3 [Member]
Statements [Line Items]
Percentage of entity's revenue	8.00%	11.00%
Customer 4 [Member]
Statements [Line Items]
Percentage of entity's revenue	7.00%	5.00%
Customer 5 [Member]
Statements [Line Items]
Percentage of entity's revenue	5.00%
Customer 6 [Member]
Statements [Line Items]
Percentage of entity's revenue	5.00%